Other Income/Expenses - Summary of Other Operating Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Income [abstract]
Rental income	₽ 238	₽ 241	₽ 192
Subsidies received from the governmental authorities as a compensation for operating activities (energy tariffs)	121		359
Income from fines and penalties related to business contracts	119	157	247
Subsidies received from the governmental authorities to compensate losses of European group companies	82
Curtailment and result of remeasurement of other long-term benefit obligations	62	25	93
Net result from disposal of non-current assets	42	31	128
Gain from sales of scrap materials			373
Other	335	234	290
Total	₽ 999	₽ 688	₽ 1,682